Business and Organization	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Business and Organization

1.	Business and Organization

Pioneer Power Solutions, Inc. (the “Company”), a Delaware corporation, is a manufacturer of specialty electrical equipment and provides through its three operating subsidiaries, Pioneer Transformers Ltd., Jefferson Electric, Inc. and Bemag Transformer Inc., a broad range of custom-engineered and general purpose electrical transformers for applications in the utility, industrial and commercial segments of the electrical transmission and distribution industry. The Company is headquartered in Fort Lee, New Jersey and presently operates from six other locations in the U.S., Canada and Mexico for manufacturing, centralized distribution, engineering, sales and administration.

On April 30, 2010, the Company acquired Jefferson Electric, Inc., a Wisconsin-based manufacturer and supplier of dry-type transformers.

On June 7, 2010 and August 13, 2010, the Company acquired substantially all the operating assets and then 100% of the voting and economic interests of AAER Inc., a manufacturer of wind turbines based in Quebec, Canada, to form Pioneer Wind Energy Systems Inc. In September 2011, the Company committed to a plan to divest or wind down the Pioneer Wind Energy Systems Inc. subsidiary, which business is classified in the Company’s financial statements under discontinued operations.

On July 1, 2011, the Company acquired all the capital stock of Bemag Transformer Inc., a Quebec-based manufacturer of low and medium voltage dry-type transformers and custom magnetics. Also on such date, the Company acquired all the machinery and equipment assets of Vermont Transformer, Inc., the former U.S. affiliate of Bemag Transformer Inc.

The Company’s board of directors authorized a one-for-five reverse stock split on June 1, 2011, which took effect on June 20, 2011. All share and related stock option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of shares resulting from this action.